Supplier finance programs - Discount to financial institutions on behalf of suppliers (Details) - CNY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Supplier Finance Program [Line Items]
Supplier finance program, obligation	¥ 15,361	¥ 6,075	¥ 2,302
Accrued expenses, accounts payable and other liabilities
Supplier Finance Program [Line Items]
Supplier finance program, obligation	4,427	1,605
Bank borrowings
Supplier Finance Program [Line Items]
Supplier finance program, obligation	¥ 10,934	¥ 4,470